Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.08%
Brazil–0.54%
MercadoLibre, Inc.(a)	3,718	$6,428,496
Canada–2.34%
Shopify, Inc., Class A(a)	235,085	27,885,783
China–1.82%
JD.com, Inc., ADR(b)	348,217	10,296,777
Tencent Holdings Ltd.	181,500	11,447,629
		21,744,406
Czech Republic–0.29%
CSG N.V.(a)	129,713	3,499,338
France–4.32%
Airbus SE	128,950	24,380,945
EssilorLuxottica S.A.	33,856	7,889,299
LVMH Moet Hennessy Louis Vuitton SE	35,251	19,269,936
		51,540,180
Germany–1.98%
Allianz SE	27,483	11,606,577
SAP SE	70,786	12,067,779
		23,674,356
India–3.28%
DLF Ltd.	4,749,225	25,530,740
HDFC Bank Ltd.	788,949	6,179,870
ICICI Bank Ltd., ADR	288,583	7,474,300
		39,184,910
Italy–1.10%
Brunello Cucinelli S.p.A.(b)	118,038	10,315,827
Moncler S.p.A.	47,816	2,878,931
		13,194,758
Japan–2.24%
Capcom Co. Ltd.	401,300	8,480,241
Hoya Corp.	52,700	9,136,090
Keyence Corp.	17,444	6,208,444
Nintendo Co. Ltd.	50,900	2,905,659
		26,730,434
Netherlands–2.25%
Adyen N.V.(a)(c)	11,496	11,505,776
ASML Holding N.V.	4,478	5,954,647
BE Semiconductor Industries N.V.	43,740	9,368,836
		26,829,259
South Korea–0.27%
SK hynix, Inc.	5,619	3,188,023
Spain–0.41%
Amadeus IT Group S.A.	85,379	4,882,033
Sweden–2.11%
Assa Abloy AB, Class B	228,362	8,254,799
Atlas Copco AB, Class A	425,229	7,503,941
Shares		Value
Sweden–(continued)
Spotify Technology S.A.(a)	19,516	$9,463,504
		25,222,244
Switzerland–2.31%
Galderma Group AG, Class A	52,883	10,393,291
Lonza Group AG	26,712	17,136,238
		27,529,529
Taiwan–6.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,357,000	78,481,450
United States–68.25%
Alphabet, Inc., Class A	401,049	115,325,650
Amazon.com, Inc.(a)	163,756	34,105,462
Analog Devices, Inc.	126,768	40,329,972
Apple, Inc.	25,412	6,449,311
ARM Holdings PLC, ADR(a)(b)	101,212	15,311,351
Berkshire Hathaway, Inc., Class A(a)	2	1,436,280
Boston Scientific Corp.(a)	206,273	12,943,631
Broadcom, Inc.	145,243	44,954,161
Cadence Design Systems, Inc.(a)	22,994	6,389,343
Ecolab, Inc.	31,285	8,322,436
Eli Lilly and Co.	39,772	36,581,092
Equifax, Inc.	47,380	8,531,717
IDEXX Laboratories, Inc.(a)	10,997	6,179,104
Intuit, Inc.	82,465	35,656,217
Intuitive Surgical, Inc.(a)	40,136	18,502,295
IQVIA Holdings, Inc.(a)	23,091	3,937,939
Lam Research Corp.	280,054	59,836,338
Las Vegas Sands Corp.	119,344	6,430,255
Linde PLC	9,787	4,852,003
Marriott International, Inc., Class A	51,988	17,003,715
Marvell Technology, Inc.	220,195	21,810,315
Mastercard, Inc., Class A	23,865	11,924,386
Meta Platforms, Inc., Class A	106,854	61,134,379
Microsoft Corp.	87,134	32,254,393
Netflix, Inc.(a)	110,492	10,623,806
NVIDIA Corp.	390,829	68,160,578
Phathom Pharmaceuticals, Inc.(a)	345,650	3,840,171
S&P Global, Inc.	102,957	43,791,730
ServiceNow, Inc.(a)	44,229	4,624,142
Stryker Corp.	16,688	5,483,510
Thermo Fisher Scientific, Inc.	35,348	17,374,602
TJX Cos., Inc. (The)	73,223	11,693,713
Visa, Inc., Class A	129,026	38,996,818
		814,790,815
Total Common Stocks & Other Equity Interests (Cost $561,433,543)		1,194,806,014
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.08% (Cost $561,433,543)		1,194,806,014
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.22%
Invesco Private Government Fund, 3.63%(d)(e)(f)	4,027,227	$4,027,227
Invesco Private Prime Fund, 3.80%(d)(e)(f)	10,538,814	10,539,868
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,567,095)		14,567,095
TOTAL INVESTMENTS IN SECURITIES—101.30% (Cost $576,000,638)		1,209,373,109
OTHER ASSETS LESS LIABILITIES–(1.30)%		(15,510,690)
NET ASSETS–100.00%		$1,193,862,419
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,797,452	$13,433,694	$(17,231,146)	$-	$-	$-	$17,380
Invesco Treasury Portfolio, Institutional Class	7,052,411	24,948,288	(32,000,699)	-	-	-	31,976
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,934,086	94,063,859	(98,970,718)	-	-	4,027,227	55,946*
Invesco Private Prime Fund	23,183,847	198,683,854	(211,325,201)	-	(2,632)	10,539,868	161,698*
Total	$42,967,796	$331,129,695	$(359,527,764)	$-	$(2,632)	$14,567,095	$267,000

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$6,428,496	$—	$—	$6,428,496
Canada	27,885,783	—	—	27,885,783
China	10,296,777	11,447,629	—	21,744,406
Czech Republic	3,499,338	—	—	3,499,338
France	—	51,540,180	—	51,540,180
Germany	—	23,674,356	—	23,674,356
India	7,474,300	31,710,610	—	39,184,910
Italy	—	13,194,758	—	13,194,758
Japan	—	26,730,434	—	26,730,434
Netherlands	—	26,829,259	—	26,829,259
South Korea	—	3,188,023	—	3,188,023
Spain	—	4,882,033	—	4,882,033
Sweden	9,463,504	15,758,740	—	25,222,244
Switzerland	—	27,529,529	—	27,529,529
Taiwan	—	78,481,450	—	78,481,450
United States	814,790,815	—	—	814,790,815
Money Market Funds	—	14,567,095	—	14,567,095
Total Investments	$879,839,013	$329,534,096	$—	$1,209,373,109
Invesco V.I. Global Fund